Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

6. Other Assets

Other assets consists of the following components:

	March 31, 2021	December 31, 2020
	(in thousands)
Deferred costs	$3,323	$2,089
Deferred tax asset	2,862	2,963
Security deposit	1,684	1,850
Long-term investments	607	900
Foreign income taxes receivable	146	147
Other	219	303

	$8,841	$8,252

6. Other Assets

Other assets consists of the following components:

	December 31, 2020	December 31, 2019
	(in thousands)
Deferred tax asset	$2,963	$2,337
Deferred costs	2,089	—
Security deposit	1,850	1,629
Long-term investments	900	57
Foreign income taxes receivable	147	459
Other	303	316

	$8,252	$4,798